Significant accounting policies and new and not yet effective accounting standards (Tables)	12 Months Ended
Dec. 31, 2021
New accounting policies and significant accounting policies adopted
Schedule of estimated useful lives of property, plant and equipment
Years
Property, buildings and leasehold improvements	5-20
IT equipment	3-10
Furniture, equipment and fittings	3-10
Right of use assets	3-15